AQR Small Cap Multi-Style Fund Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Total Return Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	17.15%	13.15%	14.29%
Russell 2000® Total Return Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		12.81%	6.09%	9.62%
I
Prospectus [Line Items]
Average Annual Return, Percent		17.54%	10.87%	10.60%
I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		14.86%	9.02%	8.85%
I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		12.18%	8.41%	8.22%
N
Prospectus [Line Items]
Average Annual Return, Percent		17.28%	10.59%	10.32%
R6
Prospectus [Line Items]
Average Annual Return, Percent		17.69%	10.98%	10.70%

[1]	*The Russell 3000® Total Return Index is provided so that investors may compare the performance of the Fund with the performance of the broad-based index that represents the overall domestic equity market.